Intangible Assets Other Than Goodwill - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Acquired Finite Lived Intangible Assets [Line Items]
Year One	$ 14,139
Year Two	15,146
Year Three	15,376
Year Four	7,411
Year Five	5,094
Thereafter	87,797
Total	$ 144,963